Insurance contract liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Insurance Contracts Liability [Abstract]
Disclosure Details Of Insurance Contracts Liability [Table Text Block]
(a)	This caption is comprised of the following:

	2019	2018
	S/(000)	S/(000)
Technical reserves for insurance premiums (b)	11,135,635	10,006,960
Technical reserves for claims (c)	203,175	293,508

	11,338,810	10,300,468

By term -
Short term	948,316	935,182
Long term	10,390,494	9,365,286

Total	11,338,810	10,300,468

Disclosure of amounts arising from insurance contracts [text block]
(b)	The movement of technical reserves for insurance premiums (disclosed by type of insurance) for the years ended December 31, 2019, 2018 and 2017, is as follows:

	2019					2018					2017
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	Total	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	Total	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	8,665,894	715,217	586,166	39,683	10,006,960	9,034,796	676,949	525,662	36,482	10,273,889	4,526,171	121,592	152,957	37,540	4,838,260
Insurance subscriptions	293,860	—	3,804	36,388	334,052	287,869	—	6,383	30,301	324,553	294,267	—	3,064	27,941	325,272
Acquisition of Seguros Sura, Note 9(b)	—	—	—	—	—	—	—	—	—	—	4,012,506	541,749	340,242	—	4,894,497
Acquisition of Mapfre portfolio (*)	—	—	—	—	—	—	—	—	—	—	181,849	855	—	—	182,704
Time passage adjustments (**)	785,741	64,238	123,371	(34,950)	938,400	(798,978)	32,015	69,978	(26,269)	(723,254)	92,964	12,753	43,803	(29,402)	120,118
Maturities and recoveries	—	—	(41,353)	—	(41,353)	—	—	(35,289)	—	(35,289)	—	—	(9,596)	—	(9,596)
Exchange differences	(92,075)	—	(10,301)	(48)	(102,424)	142,207	—	19,710	(829)	161,088	(67,975)	—	(4,808)	403	(72,380)
Others	—	—	—	—	—	—	6,253	(278)	(2)	5,973	(4,986)	—	—	—	(4,986)

End of year balances	9,653,420	779,455	661,687	41,073	11,135,635	8,665,894	715,217	586,166	39,683	10,006,960	9,034,796	676,949	525,662	36,482	10,273,889

(*)
On May 25, 2017, after the approval by the SBS, Interseguro acquired a portfolio of insurance policies from Mapfre Perú Vida Compañía de Seguros y Reaseguros S.A. (henceforth “Mapfre”, an unrelated party), through the transfer of assets, liabilities, rights and obligations. The assets and liabilities transferred amounted to S/182,704,000 and comprised cash and technical reserves, respectively.

Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Table Text Block]
(**)	The table below presents the composition of the adjustments due to time passage as of December 31, 2019, 2018 and 2017:

	2019				2018				2017
	Annuities (***)	Life insurance	General insurance	Total	Annuities (***)	Life insurance	General insurance	Total	Annuities (***)	Life insurance	General insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Interest rate effect (****)	1,001,073	—	—	1,001,073	(750,794)	—	—	(750,794)	195,619	—	—	195,619
Aging insured population effect	(206,057)	123,371	(34,950)	(117,636)	(232,828)	69,978	(26,269)	(189,119)	(97,539)	43,803	(29,402)	(83,138)
Effect by mortality table change, Note 3.6	—	—	—	—	144,777	—	—	144,777	—	—	—	—
Inflation and other effects	54,963	—	—	54,963	71,882	—	—	71,882	7,637	—	—	7,637

Time passage adjustments	849,979	123,371	(34,950)	938,400	(766,963)	69,978	(26,269)	(723,254)	105,717	43,803	(29,402)	120,118

(***)	It includes retirement, disability and survival annuities.
(****)
From March 31, 2018, the Group records interest rate effects in the caption “Unrealized results, net”. This change has been made retrospectively; see Note 3.2.1. Additionally, it includes the effect of changing the interest rate methodology for approximately S/423,080,000, which was recorded prospectively; see Note 3.6.

Disclosure Details Of Technical Reserve Balances With Time [Table Text Block]
(c)	Below is the balance of technical reserves for outstanding claims (according to the type of insurance) as of December 31, 2019 and 2018:

	2019					2018
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	Total	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Reported claims	3,691	93,260	35,916	12,834	145,701	1,812	157,065	36,886	11,338	207,101
IBNR	—	22,870	34,188	416	57,474	—	56,996	29,133	278	86,407

	3,691	116,130	70,104	13,250	203,175	1,812	214,061	66,019	11,616	293,508

Disclosure Detail Of Movement In Technical Reserves [Table Text Block]
The movement of technical reserves for claims for the years ended December 31, 2019, 2018 and 2017, is as follows:

	2019
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	1,812	214,061	66,019	11,616	293,508
Claims of the period	1,000	58,252	29,445	13,706	102,403
Adjustments to prior years claims	618,342	(25,756)	26,185	7,173	625,944
Payments	(617,458)	(130,427)	(51,351)	(19,236)	(818,472)
Exchange difference	(5)	—	(194)	(9)	(208)

End of year balances	3,691	116,130	70,104	13,250	203,175

	2018
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	1,320	171,574	57,400	10,321	240,615
Claims of the period	573,883	(25,568)	34,106	12,981	595,402
Adjustments to prior years claims	—	240,784	23,355	3,848	267,987
Payments	(573,785)	(172,728)	(45,794)	(15,564)	(807,871)
Exchange difference	394	(1)	(3,048)	30	(2,625)

End of year balances	1,812	214,061	66,019	11,616	293,508

	2017
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	991	124,062	38,122	9,078	172,253
Claims of the period	331,888	24,316	33,191	26,834	416,229
Acquisition of Seguros Sura, Note 9(b)	27	105,923	13,720	981	120,651
Adjustments to prior years claims	625	8,804	13,867	(8,351)	14,945
Payments	(332,201)	(91,762)	(41,312)	(18,164)	(483,439)
Exchange difference	(10)	231	(188)	(57)	(24)

End of year balances	1,320	171,574	57,400	10,321	240,615

Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Table Text Block]
(e)	The main assumptions used in the estimation of retirement, disability and survival annuities and individual life reserves as of December 31, 2019 and 2018, are the following:

Type	Mortality table	Interest rates
		2019	2018
Annuities	SPP-S-2017, SPP-I-2017 with improvement factor for mortality	4.54% in US$ 1.89% in S/ VAC 5.10% in adjusted S/	5.63% in US$ 2.74% in S/ VAC 5.84% in adjusted S/
Retirement, disability and survival	SPP-S-2017, SPP-I-2017 with improvement factor for mortality	1.89% in S/ VAC	2.74% in S/ VAC
Individual life insurance contracts (included linked insurance contracts)	CSO 80 adjusted	4.00 - 5.00%	4.00 - 6.00%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [text block]
The sensitivity of the estimates used by the Group to measure its insurance risks is represented primarily by life insurance risks; the main variables as of December 31, 2019 and 2018 are the interest rates and the mortality tables. The Group has assessed the changes of the reserves related to its most significant life insurance contracts included in the reserves of annuities, retirement, disability and survival of +/- 100 basis points (bps) in the interest rates and of +/- 500 basis points (bps) of the mortality factors, being the results as follows:

	2019			2018
		Variation of the reserve			Variation of the reserve
Variables	Reserves	Amount	Percentage	Reserves	Amount	Percentage
	S/(000)	S/(000)%		S/(000)	S/(000)%
Annuities -
Portfolio in S/ and US Dollars - basis amount
Changes in interest rate: + 100 bps	8,646,725	(1,006,695)	(10.43)	7,816,973	(848,921)	(9.80)
Changes in interest rate: - 100 bps	10,890,170	1,236,750	12.81	9,696,893	1,030,999	11.90
Changes in mortality table at 105%	9,554,268	(99,152)	(1.03)	8,587,633	(78,261)	(0.90)
Changes in mortality table at 95%	9,757,493	104,073	1.08	8,747,817	81,923	0.95
Retirements, disability and survival -
Portfolio in S/ – basis amount
Changes in interest rate: + 100 bps	687,451	(92,004)	(11.80)	635,838	(79,379)	(11.10)
Changes in interest rate: - 100 bps	894,614	115,159	14.77	813,614	98,397	13.76
Changes in mortality table at 105%	769,044	(10,411)	(1.34)	706,495	(8,722)	(1.22)
Changes in mortality table at 95%	790,403	10,948	1.40	724,366	9,149	1.28